UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2006

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daan Heijting

Title:           director
Phone:           0031356259214

Signature,       Place,              and Date of Signing:
Daan Heijting    Hilversum          APRIL 24, 2006




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  26
Form 13F Information Table Value Total:  $207,791

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADOBE SYSTEMS                  COM              00724F101     3670   105000 SH       SOLE                   105000        0        0
AMERICAN INTERNATIONAL GROUP   COM              026874107     5948    90000 SH       SOLE                    90000        0        0
APPLE COMPUTER                 COM              037833100     5958    95000 SH       SOLE                    95000        0        0
BANK OF AMERICA CORP           COM              060505104    10019   220000 SH       SOLE                   220000        0        0
CISCO SYSTEMS                  COM              17275R102    10228   472000 SH       SOLE                   472000        0        0
CITIGROUP INC.                 COM              172967101     4251    90000 SH       SOLE                    90000        0        0
DELL                           COM              247025109     8244   277000 SH       SOLE                   277000        0        0
DISNEY WALT                    COM              254687106     5383   193000 SH       SOLE                   193000        0        0
DOW CHEMICAL                   COM              260543103     8120   200000 SH       SOLE                   200000        0        0
EMC                            COM              268648102     2971   218000 SH       SOLE                   218000        0        0
EXXON MOBIL CORP.              COM              30231G102    20875   343000 SH       SOLE                   343000        0        0
GENERAL ELECTRIC               COM              369604103    23477   675000 SH       SOLE                   675000        0        0
GOLDMAN SACHS                  COM              38141G104     7848    50000 SH       SOLE                    50000        0        0
HEWLETT PACKARD COMPANY        COM              428236103     3619   110000 SH       SOLE                   110000        0        0
IBM                            COM              459200101     6020    73000 SH       SOLE                    73000        0        0
INTEL                          COM              458140100     6811   350000 SH       SOLE                   350000        0        0
JOHNSON & JOHNSON              COM              478160104    12436   210000 SH       SOLE                   210000        0        0
MICROSOFT                      COM              594918104     4898   180000 SH       SOLE                   180000        0        0
MORGAN STANLEY                 COM              617446448     9109   145000 SH       SOLE                   145000        0        0
PEPSICO                        COM              713448108     6068   105000 SH       SOLE                   105000        0        0
PROCTER & GAMBLE               COM              742718109     6339   110000 SH       SOLE                   110000        0        0
SCHLUMBERGER                   COM              806857108    10126    80000 SH       SOLE                    80000        0        0
TIME WARNER NEW                COM              00184A105     7975   475000 SH       SOLE                   475000        0        0
UPS                            COM              911312106     3175    40000 SH       SOLE                    40000        0        0
VERIZON COMMUNICATIONS INC.    COM              92343V104     5416   159000 SH       SOLE                   159000        0        0
YAHOO                          COM              984332106     8807   273000 SH       SOLE                   273000        0        0